Earnings Per Share (Details 2)	1 Months Ended	12 Months Ended		10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013	Nov. 14, 2012
Earnings per share
Potentially dilutive securities excluded from the computation of diluted earnings per share (in shares)	0	1,596,950	0
Predecessor
Earnings per share
Potentially dilutive securities excluded from the computation of diluted earnings per share (in shares)				0